CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITIES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Change in fair value of derivative liabilities	[1]		$ 783,735
Percentage of estimated probability for valuation of fair value of the derivatives		80.00%	0.00%
Buy Back Shares Member
Disclosure of detailed information about financial instruments [line items]
Cancellation of treasury shares		$ 250,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value			$ 783,735
Derivative liability
Disclosure of detailed information about financial instruments [line items]
Fair value			0
Change in fair value of derivative liabilities			$ 783,735

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination